NON-CONTROLLING INTEREST (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)
Noncontrolling Interest [Line Items]
Paid-in capital	$ 39,959,870				¥ 282,505,455		¥ 250,624,798
Accumulated other comprehensive loss	399,694				2,825,731		2,909,936
Total non-controlling interests	1,501,405				10,614,526		11,085,429
Capital contribution received	57,286	¥ 405,000	¥ 850,000	¥ 3,700,000
Capital contribution repaid			200,000	0
Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	934,406				6,606,000	$ 903,040	6,201,000
Unappropriated retained earnings	571,342				4,039,229	715,783	4,915,132
Accumulated other comprehensive loss	(4,343)				(30,703)	(4,471)	(30,703)
Total non-controlling interests	1,501,405				10,614,526	$ 1,614,352	11,085,429
Bhd [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital					1,651,000		1,651,000
Unappropriated retained earnings					3,477,493		3,477,493
Accumulated other comprehensive loss					(18,850)		(18,850)
Total non-controlling interests					5,109,643		5,109,643
Nanjing Recon [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital					200,000		200,000
Unappropriated retained earnings					3,616,002		3,616,002
Accumulated other comprehensive loss					(11,853)		(11,853)
Total non-controlling interests					3,804,149		3,804,149
Gan Su BHD [Member]
Noncontrolling Interest [Line Items]
Capital contribution received	$ 57,286	405,000	850,000	3,500,000
Gan Su BHD [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital					4,755,000		4,350,000
Unappropriated retained earnings					(2,100,871)		(1,351,699)
Accumulated other comprehensive loss					0
Total non-controlling interests					2,654,129		2,998,301
Qinghai BHD [Member]
Noncontrolling Interest [Line Items]
Capital contribution received		¥ 0		¥ 200,000
Capital contribution repaid			¥ 200,000
Qinghai BHD [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital					0
Unappropriated retained earnings					(953,395)		(826,664)
Accumulated other comprehensive loss					0
Total non-controlling interests					¥ (953,395)		¥ (826,664)